Investments - Summary of AFS debt securities in an unrealized loss position (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Fair value
Total	¥ 21,338
Unrealized losses
Total	(63)
Japanese government securities [Member]
Fair value
Less than 12 months	9,994
Total	9,994
Unrealized losses
Less than 12 months	(20)
Total	(20)
Japanese agency and municipal securities [Member]
Fair value
Less than 12 months	11,344
Total	11,344
Unrealized losses
Less than 12 months	(43)
Total	¥ (43)